Property, plant and equipment	12 Months Ended
Mar. 31, 2026
Property, plant and equipment.
Property, plant and equipment

2.           Property, plant and equipment

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2026
Cost
At March 31, 2025	17,069.0	223.6	167.0	98.2	3.8	17,561.6
Additions in year	1,670.0	61.9	21.3	7.7	—	1,760.9
Disposals in year	(832.9)	(0.8)	(5.1)	(39.3)	(0.4)	(878.5)
At March 31, 2026	17,906.1	284.7	183.2	66.6	3.4	18,444.0
Depreciation
At March 31, 2025	6,399.7	55.0	98.5	81.0	3.7	6,637.9
Charge for year	1,273.8	8.7	18.7	10.2	0.1	1,311.5
Eliminated on disposal	(832.9)	(0.8)	(5.1)	(39.3)	(0.4)	(878.5)
At March 31, 2026	6,840.6	62.9	112.1	51.9	3.4	7,070.9
Net book value
At March 31, 2026	11,065.5	221.8	71.1	14.7	—	11,373.1

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2025
Cost
At March 31, 2024	16,422.1	204.5	144.9	94.3	3.6	16,869.4
Additions in year	1,175.2	19.1	22.1	11.2	0.2	1,227.8
Disposals in year	(528.3)	—	—	(7.3)	—	(535.6)
At March 31, 2025	17,069.0	223.6	167.0	98.2	3.8	17,561.6
Depreciation
At March 31, 2024	5,809.8	48.6	81.9	78.5	3.6	6,022.4
Charge for year	1,118.2	6.4	16.6	9.8	0.1	1,151.1
Eliminated on disposal	(528.3)	—	—	(7.3)	—	(535.6)
At March 31, 2025	6,399.7	55.0	98.5	81.0	3.7	6,637.9
Net book value
At March 31, 2025	10,669.3	168.6	68.5	17.2	0.1	10,923.7

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2024
Cost
At March 31, 2023	15,124.8	155.3	148.3	92.0	5.4	15,525.8
Additions in year	2,073.6	49.3	23.9	12.3	0.1	2,159.2
Supplier Reimbursements (Note 11)*	(226.8)	—	—	—	—	(226.8)
Disposals in year	(549.5)	(0.1)	(27.3)	(10.0)	(1.9)	(588.8)
At March 31, 2024	16,422.1	204.5	144.9	94.3	3.6	16,869.4
Depreciation
At March 31, 2023	5,393.0	43.2	93.8	81.5	5.4	5,616.9
Charge for year	966.3	5.5	15.4	7.0	0.1	994.3
Eliminated on disposal	(549.5)	(0.1)	(27.3)	(10.0)	(1.9)	(588.8)
At March 31, 2024	5,809.8	48.6	81.9	78.5	3.6	6,022.4
Net book value
At March 31, 2024	10,612.3	155.9	63.0	15.8	—	10,847.0

*Reimbursements related to reasonable, and fair, compensation agreed with Boeing for the delivery delay of the Boeing 737-8200 aircraft and is recorded as a reduction in PPE above.